Summary of Short-Term Borrowings and Long-Term Debt (Parenthetical) (Detail)	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Jan. 29, 2011
7.625% notes, due fiscal 2011
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		7.625%		7.625%
Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 | Minimum
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	1.85%	1.85%	1.85%	1.85%
Toys-Japan 1.85%-2.85% loans due fiscals 2012-2016 | Maximum
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	2.85%	2.85%	2.85%	2.85%
French real estate credit facility, due fiscal 2012
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		4.51%		4.51%
Spanish real estate credit facility, due fiscal 2012
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		4.51%		4.51%
U.K. real estate senior credit facility, due fiscal 2013
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		5.02%		5.02%
U.K. real estate junior credit facility, due fiscal 2013
Debt Instrument [Line Items]
Debt, stated interest rate (percent)		6.84%		6.84%
7.875% senior notes, due fiscal 2013
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	7.875%	7.875%	7.875%	7.875%
7.375% senior secured notes, due fiscal 2016
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	7.375%	7.375%	7.375%	7.375%
10.750% senior notes, due fiscal 2017
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	10.75%	10.75%	10.75%	10.75%
8.500% senior secured notes, due fiscal 2017
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	8.50%	8.50%	8.50%	8.50%
7.375% senior notes, due fiscal 2018
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	7.375%	7.375%	7.375%	7.375%
8.750% debentures, due fiscal 2021
Debt Instrument [Line Items]
Debt, stated interest rate (percent)	8.75%	8.75%	8.75%	8.75%